UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50392

(Address of principal executive offices)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50392

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515-247-6783

Date of fiscal year end: June 30, 2016

Date of reporting period: March 31, 2016

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments

Principal EDGE Active Income ETF

March 31, 2016 (unaudited)

COMMON STOCKS—32.46%	Shares Held	Value
Aerospace & Defense—0.61%
Lockheed Martin Corp	793	$175,650
Banks—1.33%
Bank of Nova Scotia/The	4,067	198,714
PacWest Bancorp	4,966	184,487

		$383,201

Chemicals—0.71%
EI du Pont de Nemours & Co	3,221	203,954
Coal—0.88%
Alliance Resource Partners LP	21,817	254,168
Computers—0.74%
Apple Inc	1,951	212,640
Diversified Financial Services—2.59%
AllianceBernstein Holding LP	14,497	339,665
BGC Partners Inc	13,857	125,406
Blackstone Group LP/The	10,066	282,351

		$747,422

Electric—2.24%
Allete Inc	3,273	183,517
WEC Energy Group Inc	3,884	233,312
Xcel Energy Inc	5,514	230,595

		$647,424

Electronics—0.57%
Garmin Ltd	4,097	163,716
Food—0.67%
Kraft Heinz Co/The	2,456	192,943
Housewares—0.38%
Tupperware Brands Corp	1,895	109,872
Insurance—0.15%
MetLife Inc	1,018	44,731
Investment Companies—1.96%
Ares Capital Corp	14,073	208,844
Oaktree Capital Group LLC	7,225	356,409

		$565,253

Machinery—Diversified—0.75%
Deere & Co	2,801	215,649
Oil & Gas—0.68%
Exxon Mobil Corp	2,363	197,523
Oil & Gas Services—0.60%
Targa Resources Corp	5,818	173,725
Pharmaceuticals—2.47%
Abbott Laboratories	4,459	186,520
Johnson & Johnson	1,882	203,632
Merck & Co Inc	3,364	177,989
Pfizer Inc	4,901	145,266

		$713,407

Pipelines—4.84%
EnLink Midstream Partners LP	26,031	314,194
Enterprise Products Partners LP	15,821	389,513
Magellan Midstream Partners LP	6,160	423,808

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Pipelines (continued)
Phillips 66 Partners LP	4,332	$271,140

		$1,398,655

Private Equity—0.95%
KKR & Co LP	18,720	274,997
Publicly Traded Investment Fund—1.73%
iShares US Preferred Stock ETF	4,000	156,120
SPDR Barclays High Yield Bond ETF	10,000	342,500

		$498,620

REITS—5.37%
American Capital Agency Corp	12,286	228,888
Annaly Capital Management Inc	22,793	233,856
Colony Capital Inc	12,821	215,008
Digital Realty Trust Inc	2,337	206,801
EPR Properties	3,337	222,311
Medical Properties Trust Inc	18,613	241,597
Omega Healthcare Investors Inc	5,727	202,163

		$1,550,624

Semiconductors—0.77%
Microchip Technology Inc	4,630	223,166
Telecommunications—0.81%
BCE Inc	5,156	234,804
Toys, Games & Hobbies—0.66%
Hasbro Inc	2,380	190,638

TOTAL COMMON STOCKS		$9,372,782

PREFERRED STOCKS—4.83%
Banks—0.27%
Goldman Sachs Group Inc/The 6.20%; Series B	1,500	39,000
Merrill Lynch Capital Trust II 6.45%	1,500	38,685

		$77,685

Diversified Financial Services—0.32%
General Electric Co 4.88%	2,000	52,520
Morgan Stanley Capital Trust III 6.25%	1,500	38,505

		$91,025

Electric—1.07%
BGE Capital Trust II 6.20%	4,000	105,080
Entergy Arkansas Inc 5.75%	4,000	101,440
NextEra Energy Capital Holdings Inc 5.13%; Series I	4,000	101,880

		$308,400

Insurance—0.36%
Prudential Financial Inc 5.75%	4,000	104,920
Media—0.32%
Comcast Corp 5.00%	3,500	92,050
REITS—2.07%
CubeSmart 7.75%; Series A	1,500	39,390
Digital Realty Trust Inc 7.38%; Series H	5,000	138,750
Hospitality Properties Trust 7.13%; Series D	4,500	117,630
Kimco Realty Corp 6.00%; Series I	4,000	103,640
Ventas Realty LP / Ventas Capital Corp 5.45%	2,500	65,675
Vornado Realty Trust 6.63%; Series I	5,200	133,276

		$598,361

Telecommunications—0.42%
Qwest Corp 6.13%	5,000	$122,300

TOTAL PREFERRED STOCKS		$1,394,741

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

March 31, 2016 (unaudited)

CORPORATE BONDS & NOTES—60.99%	Principal Amount	Value
Banks—3.36%
Bank of America Corp
8.00%, 01/30/2018 (a)	$500,000	$489,375
JP Morgan Chase & Co
5.15%, 05/01/2023 (a)	500,000	480,100

		$969,475

Beverages—2.34%
Innovation Ventures LLC / Innovation Ventures Finance Corp
9.50%, 08/15/2019 (b)	650,000	676,813
Commercial Services—1.68%
Avis Budget Car Rental LLC / Avis Budget Finance Inc
5.50%, 04/01/2023	500,000	485,000
Diversified Financial Services—2.51%
Jefferies Group LLC
6.25%, 01/15/2036	750,000	724,077
Electric—1.32%
PPL Capital Funding Inc
6.70%, 03/30/2067 (a)	500,000	380,000
Environmental Control—1.76%
Advance Disposal Services Inc
8.25%, 10/01/2020	500,000	509,950
Food—1.83%
Post Holdings Inc
7.38%, 02/15/2022	500,000	528,750
Healthcare—Services—8.64%
HCA Inc
5.88%, 05/01/2023	450,000	471,938
HealthSouth Corp
5.75%, 09/15/2025	250,000	252,625
Surgery Center Holdings Inc
8.88%, 04/15/2021	500,000	500,000
Tenet Healthcare Corp
8.13%, 04/01/2022	500,000	514,375
Vantage Oncology LLC / Vantage Oncology Finance Co
9.50%, 06/15/2017 (b)	750,000	756,562

		$2,495,500

Home Builders—1.77%
Pulte Group Inc
6.38%, 05/15/2033	500,000	510,000
Insurance—2.35%
MetLife Capital Trust X
9.25%, 04/08/2068 (b)	500,000	678,125
Iron & Steel—4.73%
Allegheny Technologies Inc
7.88%, 08/15/2023	750,000	624,375
ArcelorMittal
7.25%, 02/25/2022	750,000	742,125

		$1,366,500

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

March 31, 2016 (unaudited)

CORPORATE BONDS & NOTES (continued)	Principal Amount	Value
Lodging—1.84%
Boyd Gaming Corp
6.88%, 05/15/2023	$500,000	$532,500
Media—6.91%
CCO Holdings LLC / CCO Holdings Capital Corp
5.75%, 01/15/2024	500,000	520,625
CSC Holdings LLC
6.75%, 11/15/2021	500,000	513,500
DISH DBS Corp
5.88%, 11/15/2024	450,000	412,875
Time Warner Cable Inc
6.55%, 05/01/2037	500,000	547,918

		$1,994,918

Mortgage Backed Securities—10.46%
Citigroup Commercial Mortgage Trust 2015-GC29
4.16%, 04/10/2048 (a)	750,000	670,547
COMM 2015-CCRE22 Mortgage Trust
4.13%, 03/10/2048 (a)	500,000	477,818
GS Mortgage Securities Trust 2013-GC14
4.51%, 08/10/2046 (a)	360,000	400,348
JP Morgan Chase Commercial Mortgage Securities Corp
4.42%, 12/15/2047 (a),(b)	750,000	689,560
WFRBS Commercial Mortgage Trust 2013-C14
4.00%, 06/15/2046 (a),(b)	500,000	428,785
WFRBS Commercial Mortgage Trust 2014-C22
3.91%, 09/15/2057 (a),(b)	500,000	354,308

		$3,021,366

Office & Business Equipment—2.32%
CDW LLC / CDW Finance Corp
5.50%, 12/01/2024	650,000	669,500
Oil & Gas—1.15%
Whiting Petroleum Corp
5.75%, 03/15/2021	500,000	332,500
Oil & Gas Services—2.62%
Archrock Partners LP / Archrock Partners Finance Corp
6.00%, 04/01/2021	500,000	355,000
Weatherford International Ltd
4.50%, 04/15/2022	500,000	401,250

		$756,250

Telecommunications—3.40%
Sprint Corp
7.88%, 09/15/2023	750,000	573,593
T-Mobile USA Inc
6.38%, 03/01/2025	400,000	409,500

		$983,093

TOTAL CORPORATE BONDS & NOTES		$17,614,317

Total Investments		$28,381,840
Other Assets in Excess of Liabilities—1.72%		$495,563

TOTAL NET ASSETS—100%		$28,877,403

(a)	Variable Rate. Rate shown is in effect at March 31, 2016.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,584,153 or 12.41% of net assets.

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

March 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	23.40%
Consumer, Non-cyclical	17.63%
Communications	11.87%
Energy	10.78%
Mortgage Securities	10.46%
Basic Materials	5.44%
Consumer, Cyclical	4.65%
Utilities	4.63%
Industrial	3.87%
Technology	3.83%
Exchange Traded Funds	1.73%
Other Assets in Excess of Liabilities, Net	1.71%

TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments

Principal Price Setters Index ETF

March 31, 2016 (unaudited)

COMMON STOCKS—99.91%	Shares Held	Value
Advertising—1.01%
Omnicom Group Inc	765	$63,671
Aerospace & Defense—3.11%
General Dynamics Corp	434	57,014
Lockheed Martin Corp	82	18,163
Rockwell Collins Inc	679	62,611
Spirit AeroSystems Holdings Inc (a)	903	40,960
TransDigm Group Inc (a)	82	18,068

		$196,816

Agriculture—1.89%
Altria Group Inc	964	60,404
Reynolds American Inc	1,178	59,265

		$119,669

Airlines—0.31%
Alaska Air Group Inc	240	19,685
Apparel—0.28%
NIKE Inc	290	17,826
Banks—1.41%
Northern Trust Corp	699	45,554
Signature Bank/New York NY (a)	321	43,694

		$89,248

Beverages—3.84%
Brown-Forman Corp	602	59,279
Constellation Brands Inc	419	63,307
Dr Pepper Snapple Group Inc	648	57,944
PepsiCo Inc	607	62,205

		$242,735

Biotechnology—2.68%
Amgen Inc	418	62,671
Gilead Sciences Inc	679	62,373
Illumina Inc (a)	275	44,580

		$169,624

Chemicals—4.52%
Air Products & Chemicals Inc	449	64,678
Ecolab Inc	403	44,943
International Flavors & Fragrances Inc	402	45,736
PPG Industries Inc	429	47,829
Praxair Inc	174	19,914
Sherwin-Williams Co/The	219	62,343

		$285,443

Commercial Services—9.17%
Automatic Data Processing Inc	209	18,749
Cintas Corp	708	63,586
Equifax Inc	566	64,688
FleetCor Technologies Inc (a)	138	20,528
Gartner Inc (a)	505	45,122
Global Payments Inc	291	19,002
McGraw Hill Financial Inc	464	45,927
Moody’s Corp	668	64,502
Nielsen Holdings PLC	353	18,589
SEI Investments Co	1,087	46,795
Total System Services Inc	1,362	64,804
Vantiv Inc (a)	1,142	61,531
Verisk Analytics Inc (a)	571	45,634

		$579,457

See accompanying notes.

Schedule of Investments

Principal Price Setters Index ETF

March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Computers—1.72%
Accenture PLC	413	$47,660
Apple Inc	184	20,054
Cognizant Technology Solutions Corp (a)	312	19,562
IHS Inc (a)	173	21,480

		$108,756

Distribution/Wholesale—0.62%
Fastenal Co	393	19,257
Genuine Parts Co	199	19,773

		$39,030

Diversified Financial Services—5.38%
Affiliated Managers Group Inc (a)	429	69,670
Alliance Data Systems Corp (a)	86	18,920
American Express Co	321	19,709
CME Group Inc/IL	194	18,634
Intercontinental Exchange Inc	174	40,914
MasterCard Inc	480	45,360
T Rowe Price Group Inc	601	44,149
TD Ameritrade Holding Corp	622	19,612
Visa Inc	821	62,790

		$339,758

Electric—5.06%
CMS Energy Corp	449	19,056
Consolidated Edison Inc	592	45,359
Dominion Resources Inc/VA	592	44,471
Duke Energy Corp	561	45,261
Eversource Energy	765	44,630
Pinnacle West Capital Corp	260	19,518
SCANA Corp	913	64,047
Southern Co/The	368	19,037
Xcel Energy Inc	449	18,777

		$320,156

Electrical Components & Equipment—2.02%
Acuity Brands Inc	285	62,170
AMETEK Inc	383	19,142
Emerson Electric Co	851	46,278

		$127,590

Electronics—3.81%
Amphenol Corp	1,118	64,643
Honeywell International Inc	408	45,716
Mettler-Toledo International Inc (a)	189	65,160
Waters Corp (a)	495	65,300

		$240,819

Environmental Control—0.68%
Republic Services Inc	908	43,266

Food—4.18%
Campbell Soup Co	674	42,995
General Mills Inc	1,010	63,984
Hershey Co/The	194	17,865
Hormel Foods Corp	1,397	60,406
Kroger Co/The	444	16,983
McCormick & Co Inc/MD	444	44,169
Mondelez International Inc	439	17,613

		$264,015

See accompanying notes.

Schedule of Investments

Principal Price Setters Index ETF

March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Gas—1.41%
Atmos Energy Corp	597	$44,333
Sempra Energy	429	44,638

		$88,971

Hand/Machine Tools—1.02%
Snap-on Inc	285	44,742
Stanley Black & Decker Inc	189	19,885

		$64,627

Healthcare—Products—2.29%
Henry Schein Inc (a)	250	43,158
Hologic Inc (a)	515	17,768
IDEXX Laboratories Inc (a)	245	19,188
Stryker Corp	418	44,847
Thermo Fisher Scientific Inc	138	19,539

		$144,500

Healthcare—Services—2.21%
Aetna Inc	383	43,030
MEDNAX Inc (a)	887	57,318
UnitedHealth Group Inc	148	19,077
Universal Health Services Inc	162	20,205

		$139,630

Home Builders—0.99%
NVR Inc (a)	36	62,366
Household Products—1.58%
Colgate-Palmolive Co	903	63,797
Estee Lauder Cos Inc/The	194	18,296
Procter & Gamble Co/The	219	18,026

		$100,119

Household Products/Wares—2.18%
Church & Dwight Co Inc	653	60,194
Clorox Co/The	469	59,122
Kimberly-Clark Corp	137	18,428

		$137,744

Insurance—2.96%
Berkshire Hathaway Inc (a)	311	44,125
Cincinnati Financial Corp	280	18,301
Markel Corp (a)	20	17,831
Marsh & McLennan Cos Inc	729	44,316
Torchmark Corp	1,158	62,717

		$187,290

Internet—0.60%
CDW Corp	449	18,634
F5 Networks Inc (a)	184	19,476

		$38,110

Lodging—0.69%
Wyndham Worldwide Corp	571	43,642
Machinery—Diversified—1.45%
Roper Technologies Inc	246	44,962
Wabtec Corp/DE	587	46,543

		$91,505

Media—2.22%
Comcast Corp	307	18,752

See accompanying notes.

Schedule of Investments

Principal Price Setters Index ETF

March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Media (continued)
FactSet Research Systems Inc	393	$59,551
Walt Disney Co/The	622	61,771

		$140,074

Miscellaneous Manufacture—1.30%
3M Co	378	62,986
Illinois Tool Works Inc	189	19,361

		$82,347

Packaging & Containers—0.69%
Sealed Air Corp	908	43,593
Pharmaceuticals—4.50%
AbbVie Inc	760	43,411
Cardinal Health Inc	510	41,795
Express Scripts Holding Co (a)	842	57,837
Johnson & Johnson	566	61,241
McKesson Corp	382	60,069
Mead Johnson Nutrition Co	240	20,393

		$284,746

REITS—3.38%
Boston Properties Inc	157	19,952
Federal Realty Investment Trust	280	43,694
Public Storage	240	66,199
Realty Income Corp	306	19,128
Simon Property Group Inc	219	45,484
Welltower Inc	280	19,415

		$213,872

Retail—5.45%
CVS Health Corp	429	44,500
Dollar General Corp	240	20,544
Home Depot Inc/The	480	64,046
Lowe’s Cos Inc	617	46,738
McDonald’s Corp	353	44,365
O’Reilly Automotive Inc (a)	230	62,942
Starbucks Corp	714	42,626
Walgreens Boots Alliance Inc	224	18,870

		$344,631

Semiconductors—2.08%
Linear Technology Corp	954	42,510
Skyworks Solutions Inc	893	69,565
Texas Instruments Inc	336	19,293

		$131,368

Software—5.35%
ANSYS Inc (a)	714	63,874
Broadridge Financial Solutions Inc	1,057	62,691
Citrix Systems Inc (a)	250	19,645
Fiserv Inc (a)	622	63,805
MSCI Inc	251	18,594
Paychex Inc	1,153	62,273
Red Hat Inc (a)	637	47,463

		$338,345

Telecommunications—2.41%
AT&T Inc	1,123	43,988
Cisco Systems Inc	1,586	45,153
Verizon Communications Inc	1,168	63,166

		$152,307

See accompanying notes.

Schedule of Investments

Principal Price Setters Index ETF

March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Transportation—3.46%
CH Robinson Worldwide Inc	596	$44,241
Expeditors International of Washington Inc	1,295	63,209
JB Hunt Transport Services Inc	546	45,995
United Parcel Service Inc	617	65,075

		$218,520

Total Investments		$6,315,871
Other Assets in Excess of Liabilities—0.09%		$5,637

TOTAL NET ASSETS—100%		$6,321,508

(a)	Non-Income Producing

See accompanying notes.

Schedule of Investments

Principal Price Setters Index ETF

March 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	34.52%
Industrial	17.54%
Financial	13.13%
Technology	9.15%
Consumer, Cyclical	8.34%
Utilities	6.47%
Communications	6.24%
Basic Materials	4.52%
Other Assets in Excess of Liabilities, Net	0.09%

TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments

Principal Shareholder Yield Index ETF

March 31, 2016 (unaudited)

COMMON STOCKS—99.80%	Shares Held	Value
Advertising—1.44%
Interpublic Group of Cos Inc/The	1,365	$31,327
Omnicom Group Inc	706	58,760

		$90,087

Aerospace & Defense—0.50%
Boeing Co/The	246	31,227
Airlines—2.35%
Alaska Air Group Inc	394	32,316
Delta Air Lines Inc	1,140	55,495
Southwest Airlines Co	1,314	58,867

		$146,678

Apparel—0.48%
Carter’s Inc	286	30,139
Auto Manufacturers—0.95%
Ford Motor Co	4,403	59,441
Auto Parts & Equipment—2.50%
Allison Transmission Holdings Inc	2,327	62,782
Dana Holding Corp	2,352	33,140
Lear Corp	542	60,254

		$156,176

Banks—4.36%
Capital One Financial Corp	839	58,151
CIT Group Inc	982	30,471
Fifth Third Bancorp	1,918	32,011
Goldman Sachs Group Inc/The	368	57,769
PacWest Bancorp	910	33,807
SunTrust Banks Inc	1,662	59,965

		$272,174

Biotechnology—1.86%
Amgen Inc	389	58,323
Gilead Sciences Inc	629	57,780

		$116,103

Chemicals—4.30%
Dow Chemical Co/The	1,135	57,726
Eastman Chemical Co	455	32,865
LyondellBasell Industries NV	685	58,622
Mosaic Co/The	2,066	55,782
PolyOne Corp	1,084	32,791
Sherwin-Williams Co/The	108	30,744

		$268,530

Commercial Services—1.93%
ManpowerGroup Inc	711	57,890
Moody’s Corp	327	31,575
Western Union Co/The	1,601	30,883

		$120,348

Computers—2.61%
Apple Inc	568	61,907
Computer Sciences Corp	1,013	34,837
International Business Machines Corp	225	34,076
Seagate Technology PLC	931	32,073

		$162,893

Distribution/Wholesale—0.50%
WW Grainger Inc	133	31,046

See accompanying notes.

Schedule of Investments

Principal Shareholder Yield Index ETF

March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Diversified Financial Services—8.18%
American Express Co	527	$32,358
Ameriprise Financial Inc	655	61,576
Discover Financial Services	1,186	60,391
Invesco Ltd	2,061	63,417
Janus Capital Group Inc	2,260	33,064
MasterCard Inc	338	31,941
Navient Corp	5,088	60,903
T Rowe Price Group Inc	798	58,621
Waddell & Reed Financial Inc	2,352	55,366
WisdomTree Investments Inc	4,648	53,127

		$510,764

Electric—0.56%
AES Corp	2,981	35,176
Electronics—1.98%
Amphenol Corp	1,038	60,017
FEI Co	358	31,866
TE Connectivity Ltd	511	31,641

		$123,524

Engineering & Construction—0.55%
Fluor Corp	634	34,046
Entertainment—1.00%
Six Flags Entertainment Corp	573	31,796
Vail Resorts Inc	230	30,751

		$62,547

Food—1.83%
Pilgrim’s Pride Corp (a)	2,255	57,277
Tyson Foods Inc	849	56,594

		$113,871

Gas—0.51%
UGI Corp	793	31,950
Hand/Machine Tools—0.50%
Lincoln Electric Holdings Inc	537	31,452
Healthcare—Products—0.47%
ResMed Inc	511	29,546
Healthcare—Services—3.29%
Aetna Inc	506	56,849
Anthem Inc	419	58,237
HealthSouth Corp	829	31,195
UnitedHealth Group Inc	460	59,294

		$205,575

Household Products—0.49%
Estee Lauder Cos Inc/The	322	30,368
Insurance—9.56%
Allied World Assurance Co Holdings AG	905	31,621
Allstate Corp/The	460	30,990
American Financial Group Inc	823	57,915
Berkshire Hathaway Inc (a)	240	34,051
CNO Financial Group Inc	3,160	56,627
Everest Re Group Ltd	297	58,637
First American Financial Corp	1,488	56,708
Hanover Insurance Group Inc/The	353	31,848
Lincoln National Corp	2,134	83,653
Prudential Financial Inc	445	32,138
Reinsurance Group of America Inc	614	59,097

See accompanying notes.

Schedule of Investments

Principal Shareholder Yield Index ETF

March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Insurance (continued)
Travelers Cos Inc/The	271	$31,628
Unum Group	1,023	31,631

		$596,544

Iron & Steel—1.00%
Reliance Steel & Aluminum Co	905	62,617
Leisure Products & Services—1.05%
Harley-Davidson Inc	1,273	65,343
Lodging—1.85%
Marriott International Inc/MD	808	57,513
Wyndham Worldwide Corp	757	57,858

		$115,371

Machinery—Construction & Mining—0.53%
Caterpillar Inc	430	32,912
Machinery—Diversified—2.46%
AGCO Corp	593	29,472
Cummins Inc	563	61,896
Wabtec Corp/DE	782	62,005

		$153,373

Media—4.43%
Comcast Corp	506	30,906
Scripps Networks Interactive Inc	931	60,981
Time Warner Inc	440	31,922
Viacom Inc, Class A	1,330	60,249
Viacom Inc, Class B	1,493	61,631
Walt Disney Co/The	307	30,488

		$276,177

Miscellaneous Manufacture—2.54%
3M Co	184	30,660
Carlisle Cos Inc	322	32,039
Eaton Corp PLC	516	32,281
Illinois Tool Works Inc	312	31,961
Parker-Hannifin Corp	286	31,769

		$158,710

Oil & Gas—3.91%
Hess Corp	1,263	66,497
Tesoro Corp	685	58,917
Valero Energy Corp	915	58,688
Western Refining Inc	2,066	60,100

		$244,202

Oil & Gas Services—2.48%
National Oilwell Varco Inc	1,882	58,530
Oceaneering International Inc	1,994	66,281
Schlumberger Ltd	409	30,164

		$154,975

Packaging & Containers—1.12%
Packaging Corp of America	603	36,421
WestRock Co	864	33,722

		$70,143

Pharmaceuticals—2.41%
AbbVie Inc	1,007	57,520
Cardinal Health Inc	358	29,338

See accompanying notes.

Schedule of Investments

Principal Shareholder Yield Index ETF

March 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Pharmaceuticals (continued)
Mead Johnson Nutrition Co	747	$63,473

		$150,331

REITS—3.96%
Apple Hospitality REIT Inc	1,539	30,488
Communications Sales & Leasing Inc	2,920	64,970
Host Hotels & Resorts Inc	3,600	60,120
LaSalle Hotel Properties	1,202	30,423
New Residential Investment Corp	2,496	29,028
Simon Property Group Inc	153	31,776

		$246,805

Retail—12.55%
Brinker International Inc	1,105	50,775
Cracker Barrel Old Country Store Inc	373	56,946
CVS Health Corp	302	31,326
Dick’s Sporting Goods Inc	690	32,257
Dollar General Corp	394	33,726
Dunkin’ Brands Group Inc	629	29,670
GameStop Corp	1,785	56,638
Gap Inc/The	1,994	58,624
GNC Holdings Inc	1,933	61,373
Home Depot Inc/The	235	31,356
HSN Inc	1,038	54,298
Jack in the Box Inc	424	27,081
Lowe’s Cos Inc	435	32,951
Macy’s Inc	1,273	56,127
Nordstrom Inc	1,074	61,443
Papa John’s International Inc	946	51,264
Target Corp	701	57,678

		$783,533

Semiconductors—2.02%
Lam Research Corp	399	32,957
NVIDIA Corp	931	33,172
Texas Instruments Inc	1,038	59,602

		$125,731

Shipbuilding—0.92%
Huntington Ingalls Industries Inc	419	57,378
Software—0.49%
Jack Henry & Associates Inc	358	30,276
Telecommunications—1.42%
Cisco Systems Inc	1,115	31,744
Juniper Networks Inc	2,230	56,887

		$88,631

Transportation—1.96%
CH Robinson Worldwide Inc	419	31,102
Expeditors International of Washington Inc	639	31,190
Landstar System Inc	931	60,152

		$122,444

Total Investments		$6,229,157
Other Assets in Excess of Liabilities—0.20%		$12,573

TOTAL NET ASSETS—100%		$6,241,730

(a)	Non-Income Producing

See accompanying notes.

Schedule of Investments

Principal Shareholder Yield Index ETF

March 31, 2016 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	26.05%
Consumer, Cyclical	23.23%
Industrial	13.06%
Consumer, Non-cyclical	12.27%
Communications	7.29%
Energy	6.40%
Basic Materials	5.31%
Technology	5.11%
Utilities	1.08%
Other Assets in Excess of Liabilities, Net	0.20%

TOTAL NET ASSETS	100.00%

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS

Principal Exchange-Traded Funds

March 31, 2016 (unaudited)

1. Security Valuation

The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Advisor”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset value are reflected in the Funds’ net asset value and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund’s Board of Trustees. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine a net asset value, for example weekends and other customary national U.S. holidays, the Funds’ net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Trustees as may occasionally be necessary.

Fair value is defined as the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2—Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, and municipal bonds.

Level 3—Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

NOTES TO FINANCIAL STATEMENTS

Principal Exchange-Traded Funds

March 31, 2016 (unaudited) (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund’s Board of Trustees. The Advisor has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Trustees. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of the Funds’ assets and liabilities. During the period, there were no transfers between Level 1 and Level 2 or into/out of Level 3. In addition, at the end of the period, the Funds did not have a Level 3 balance.

NOTES TO FINANCIAL STATEMENTS

Principal Exchange-Traded Funds

March 31, 2016 (unaudited) (continued)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Funds’ securities carried at value:

Fund*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)
Principal EDGE Active Income ETF
Common Stocks	$9,372,782	$—	$—	$9,372,782
Preferred Stocks	1,394,741	—	—	1,394,741
Corporate Bonds & Notes	—	17,614,317	—	17,614,317

Total investments in securities	$10,767,523	$17,614,317	$—	$28,381,840
Principal Price Setters Index ETF
Common Stocks	$6,315,871	$—	$—	$6,315,871

Total investments in securities	$6,315,871	$—	$—	$6,315,871
Principal Shareholder Yield Index ETF
Common Stocks	$6,229,157	$—	$—	$6,229,157

Total investments in securities	$6,229,157	$—	$—	$6,229,157

*	For additional detail regarding sector classifications, please see the Schedule of Investments.

Federal Income Tax Basis. At March 31, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Apprec(Deprec)	Cost for Federal Income Tax Purposes
Principal EDGE Active Income ETF	$607,406	$2,035,791	$(1,428,385)	$29,810,225
Principal Price Setters Index ETF	70,525	14,650	55,875	6,259,996
Principal Shareholder Yield Index	58,252	71,983	(13,731)	6,242,888
ETF

The Funds’ Schedules of Investments as of March 31, 2016 have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ prospectus.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	/s/ Michael J. Beer

Michael J. Beer, President and CEO

Date	05/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael J. Beer

Michael J. Beer, President and CEO

Date	05/23/2016

By	/s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date	05/23/2016